CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2016	Mar. 31, 2015
CURRENT ASSETS
Cash	$ 11,512,179	$ 7,464,180
Accounts receivable (net of allowance for doubtful accounts of $— and $272,620 respectively)	1,530,296	1,446,441
Inventories	3,293,729	3,032,002
Prepaid expenses and other current assets	377,752	388,061
Total Current Assets	16,713,956	12,330,684
PROPERTY AND EQUIPMENT, net of accumulated depreciation of $6,726,401 and $6,074,117, respectively	8,110,721	6,401,802
INTANGIBLE ASSETS	6,411,799	6,381,774
OTHER ASSETS
Security deposits	48,714	198,481
Restricted cash - debt service for EDA bonds	388,959	388,959
EDA bond offering costs, net of accumulated amortization of $150,052 and $135,874, respectively	204,401	218,579
Total Other Assets	642,074	806,019
TOTAL ASSETS	31,878,550	25,920,279
CURRENT LIABILITIES
Current portion of EDA bonds payable	220,000	210,000
Short term loans	34,681	0
Current portion of long-term debt	308,263	265,165
Related Party Lines of Credit	718,309	583,071
Accounts payable	1,804,429	3,383,533
Accrued expenses	555,352	613,995
Deferred revenues - current	1,013,333	13,333
Total Current Liabilities	4,654,367	5,069,097
LONG TERM LIABILITIES
EDA Bonds Payable - Non Current	1,845,000	2,065,000
Deferred revenues	3,278,887	125,557
Other long term liabilities	568,251	629,138
Derivative liability - warrants	10,368,567	17,762,573
Total Long Term Liabilities	16,060,705	20,582,268
TOTAL LIABILITIES	20,715,072	25,651,365
MEZZANINE EQUITY
Convertible preferred shares	44,285,715	35,000,000
STOCKHOLDERS' DEFICIT
Common stock - par value $0.001, Authorized 995,000,000 and 690,000,000 shares, respectively. Issued 711,544,352 shares and 631,160,701 shares, respectively. Outstanding 711,444,352 shares and 631,060,701 shares, respectively.	711,546	631,162
Additional paid-in-capital	109,137,805	106,926,328
Accumulated deficit	(142,664,747)	(141,981,735)
Treasury stock at cost (100,000 common shares)	(306,841)	(306,841)
TOTAL STOCKHOLDERS’ DEFICIT	(33,122,237)	(34,731,086)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 31,878,550	$ 25,920,279